INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Intangible Assets Disclosure [Text Block]
11. INTANGIBLE ASSETS

Intangible assets consisted of land use right and patents. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” to use the land. The Company has the right to use the land for 50 years and amortizes the right on a straight-line basis over 50 years.

The Company has been granted an exclusive license to use a production method patent for lead-free soft solder with mischmetal from the Shenyang Industry University until December 31, 2016. The Company paid a one-time use of technology fee of RMB 100,000 ($15,200).

Intangible assets as of June 30, 2011, and December 31, 2010, were as follow:

	2011	2010
Land use right	$3,904,022	$3,814,950
Patents	15,452	15,100
Total	3,919,474	3,830,050
Accumulated amortization	(228,691)	(184,428)
Net	$3,690,783	$3,645,622

Amortization of intangible assets for the six months ended June 30, 2011 and 2010, were $39,534 and $37,018, respectively. Amortization of intangible assets for the three months ended June 30, 2011 and 2010, were $19,894 and $18,514, respectively. At June 30, 2011, annual amortization for the next five years was expected to be as follows:

Year	Amount
2012	$79,900
2013	79,900
2014	79,900
2015	79,900
2016	79,900
Thereafter	3,291,283
Total	$3,690,783

11. INTANGIBLE ASSETS

Intangible assets consisted of land use right and patents. All land in the PRC is government-owned and cannot be sold to any individual or company. However, the government grants the user a “land use right” to use the land. The Company has the right to use the land for 50 years and amortizes the right on a straight-line basis over 50 years.

The Company has been granted an exclusive license to use a production method patent for lead-free soft solder with mischmetal from the Shenyang Industry University until December 31, 2016. Under the terms of the license, the Company will pay Shenyang Industry University royalties based on the Company's sales associated with its use of the patent of no more than RMB 100,000 ($15,200) each quarter.

Intangible assets as of December 31, 2010 and 2009, were as follows:

	2010	2009
Land use right	$3,814,950	$3,640,028
Patents	15,100	-
Less: Accumulated amortization	(184,428)	(103,134)
Net	$3,645,622	$3,536,894

Amortization of intangible assets for the years ended December 31, 2010 and 2009, were $76,400 and $72,770, respectively. At December 31, 2010, annual amortization for the next five years was expected to be as follows:

2011	2012	2013	2014	2015	Thereafter
$78,100	$78,100	$78,100	$78,100	$78,100	$3,255,000